PREPAID EXPENSES AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2024
PREPAID EXPENSES AND OTHER RECEIVABLES
PREPAID EXPENSES AND OTHER RECEIVABLES

NOTE 6 - PREPAID EXPENSES AND OTHER RECEIVABLES:

	December 31,
	2024	2023

	U.S. dollars in thousands
Advance to suppliers	77	1,310
Government institutions	334	694
Prepaid expenses and others	693	797
	1,104	2,801

The fair value of other receivables which constitute financial assets approximate their carrying amount.